N-2 - USD ($)	May 09, 2025	Sep. 19, 2024	Sep. 13, 2024	Jun. 30, 2024	May 07, 2025	Mar. 31, 2025	Sep. 18, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cover [Abstract]
Entity Central Index Key	0001422183
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	FS KKR Capital Corp
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder Transaction Expenses (as a percentage of offering price)
Sales load(1)	1.50%
Offering expenses(2)	0.07%
Distribution reinvestment plan expenses(3)	—
Total stockholder transaction expenses	1.57%
(1)

Represents the maximum Sales Agents’ commission with respect to the shares of our common stock sold by us in this offering. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.

(2)	The percentage reflects estimated offering expenses payable by us of approximately $0.5 million for the estimated duration of this offering.
(3)	The estimated expenses associated with our distribution reinvestment plan are included in “Other expenses.” See “Distribution Reinvestment Plan.”

Stockholder Transaction Expenses (as a percentage of offering price)
Sales load(1)	—%
Offering expenses(2)	—%
Distribution reinvestment plan expenses(3)	None
Total stockholder transaction expenses	—%
(1)	In the event that the securities to which this prospectus relates are sold to or through underwriters or agents, a corresponding prospectus supplement will disclose the applicable sales load.
(2)	The related prospectus supplement will disclose the estimated amount of total offering expenses (which may include offering expenses borne by third parties on our behalf), the offering price and the offering expenses borne by us as a percentage of the offering price.
(3)	The estimated expenses associated with our distribution reinvestment plan are included in “Other expenses.” See “Distribution Reinvestment Plan.”

Dividend Reinvestment and Cash Purchase Fees		$ 0
Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]

Annual expenses (as a percentage of net assets attributable to common stock)(4)
Base management fee(5)	3.17%
Incentive fees payable under the investment advisory agreement(6)	2.37%
Interest payments on borrowed funds(7)	8.88%
Other expenses(8)	0.84%
Acquired fund fees and expenses(9)	1.54%
Total annual expenses(10)	16.80%
(4)	“Net assets attributable to common stock” equals our average net assets of $6.7 billion as of March 31, 2025.
(5)

Our base management fee under the investment advisory agreement is payable quarterly in arrears and is calculated at an annual rate of 1.50% of the average weekly value of our gross assets (excluding cash and cash equivalents), which are assumed to equal 218% of our average net assets as described in Note 4 above. To the extent our gross assets financed by leverage exceed 1.0x debt-to-equity, the excess amount of gross assets are calculated at rate of 1.00%. The base management fee shown in the table above is higher than 1.50% because the base management fee in the table is required to be calculated as a percentage of our average net assets, rather than gross assets.

(6)

The incentive fee in the investment advisory agreement consists of two parts. The first part of the incentive fee, which is referred to as the subordinated incentive fee on income, will be calculated and payable quarterly in arrears, will equal 17.5% of our “pre-incentive fee net investment income” for the immediately preceding quarter and will be subject to a hurdle rate, expressed as a rate of return on our net assets, equal to 1.75% per quarter, or an annualized hurdle rate of 7.0%. The amount in the table above assumes that the subordinated incentive fee on income will be 2.37% of average net assets. This figure is based on the annualized subordinated incentive fees on income accrued for the three months ended March 31, 2025, recalculated based on the base management fee and incentive fee in the investment advisory agreement, and assumes that such amount represents the subordinated incentive fees on income that will be payable over the twelve months following March 31, 2025. The actual subordinated incentive fee on income as a percentage of our average net assets may be higher than this amount.

The second part of the incentive fee, which is referred to as the incentive fee on capital gains, is determined and payable in arrears as of the end of each calendar year (or upon termination of the investment advisory agreement). This fee equals 20.0% of our incentive fee capital gains, which equals our realized capital gains on a cumulative basis from inception, calculated as of the end of the applicable period, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gains incentive fees. The amount in the table assumes that there is no incentive fee on capital gains and is based on the net unrealized depreciation as of March 31, 2025. Such amounts are expressed as a percentage of the average net assets as of such date.

(7)

See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources” in our most recent Annual Report on Form 10-K or Quarterly Report on Form 10-Q for a discussion of our financing arrangements. The calculation assumes (i) $14.9 billion in total assets, (ii) a weighted average cost of funds of 5.48%, (iii) $10.6 billion in debt outstanding (i.e., assumes that the maximum amount of available borrowings under our current debt facilities that we are permitted under the 1940 Act minimum asset coverage requirement is outstanding as of March 31, 2025) and (iv) $6.7 billion in stockholders’ equity.

(8)

Other expenses include accounting, legal and auditing fees and excise and state taxes, as well as the reimbursement of the compensation of administrative personnel and fees payable to our directors who do not also serve in an executive officer capacity for us or the Adviser. The amount presented in the table reflects annualized results of our operations for the quarter ended March 31, 2025.

(9)

Stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under section 3(a) of the 1940 Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the 1940 Act. This amount includes the fees and expenses of Credit Opportunities Partners JV, LLC (“COP JV”), our joint venture with South Carolina Retirement Systems Group Trust. The amount shown is the expense ratio of COP JV for the three months ended March 31, 2025 and multiplied by the value of the Company’s holding of COP JV as of March 31, 2025, divided by the Company’s net assets as of March 31, 2025.

(10)

“Total annual expenses” as a percentage of net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness), rather than the total assets, including assets that have been funded with borrowed monies. If the “total annual expenses” percentage were calculated instead as a percentage of total assets, our “total annual expenses” would be 7.70% of total assets.

Annual expenses (as a percentage of net assets attributable to common stock)(4)
Base management fee(5)	3.16%
Incentive fees payable under the investment advisory agreement(6)	2.56%
Interest payments on borrowed funds(7)	9.39%
Other expenses(8)	0.86%
Acquired fund fees and expenses(9)	1.63%
Total annual expenses(10)	17.60%
(4)	“Net assets attributable to common stock” equals our average net assets of $6.9 billion as of June 30, 2024.
(5)	Our base management fee under the investment advisory agreement is payable quarterly in arrears and is calculated at an annual rate of 1.50% of the average weekly value of our gross assets, which are assumed to equal 222% of our average net assets as described in Note 4 above. To the extent our gross assets financed by leverage exceed 1.0x debt-to-equity, the excess amount of gross assets are calculated at rate of 1.00%. The base management fee shown in the table above is higher than 1.50% because the base management fee in the table is required to be calculated as a percentage of our average net assets, rather than gross assets.
(6)	The incentive fee in the investment advisory agreement consists of two parts. The first part of the incentive fee, which is referred to as the subordinated incentive fee on income, will be calculated and payable quarterly in arrears, will equal 17.5% of our “pre-incentive fee net investment income” for the immediately preceding quarter and will be subject to a hurdle rate, expressed as a rate of return on our net assets, equal to 1.75% per quarter, or an annualized hurdle rate of 7.0%. The amount in the table above assumes that the subordinated incentive fee on income will be 2.56% of average net assets. This figure is based on the annualized subordinated incentive fees on income accrued for the six months ended June 30, 2024 recalculated based on the base management fee and incentive fee in the investment advisory agreement, and assumes that such amount represents the subordinated incentive fees on income that will be payable over the twelve months following June 30, 2024. The actual subordinated incentive fee on income as a percentage of our average net assets may be higher than this amount.

The second part of the incentive fee, which is referred to as the incentive fee on capital gains, is determined and payable in arrears as of the end of each calendar year (or upon termination of the investment advisory agreement). This fee equals 20.0% of our incentive fee capital gains, which equals our realized capital gains on a cumulative basis from inception, calculated as of the end of the applicable period, computed net of all realized capital losses and unrealized capital depreciation on a cumulative basis, less the aggregate amount of any previously paid capital gains incentive fees. The amount in the table assumes that there is no incentive fee on capital gains and is based on the net unrealized depreciation as of June 30, 2024. Such amounts are expressed as a percentage of the average net assets as of such date.

(7)	See “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources” in our most recent Annual Report on Form 10-K or Quarterly Report on Form 10-Q for a discussion of our financing arrangements. The calculation assumes (i) $19.2 billion in total assets, (ii) a weighted average cost of funds of
5.34%, (iii) $12.1 billion in debt outstanding (i.e., assumes that the maximum amount of available borrowings under our current debt facilities that we are permitted under the 1940 Act minimum asset coverage requirement is outstanding as of June 30, 2024) and (iv) $6.7 billion in stockholders’ equity.
(8)	Other expenses include accounting, legal and auditing fees and excise and state taxes, as well as the reimbursement of the compensation of administrative personnel and fees payable to our directors who do not also serve in an executive officer capacity for us or the Adviser. The amount presented in the table reflects annualized results of our operations for the quarter ended June 30, 2024.
(9)	Stockholders indirectly bear the expenses of underlying funds or other investment vehicles in which we invest that (1) are investment companies or (2) would be investment companies under section 3(a) of the 1940 Act but for the exceptions to that definition provided for in sections 3(c)(1) and 3(c)(7) of the 1940 Act. This amount includes the fees and expenses of Credit Opportunities Partners JV, LLC (“COP JV”), our joint venture with South Carolina Retirement Systems Group Trust. The amount shown is the expense ratio of COP JV for the six months ended June 30, 2024 and multiplied by the value of the Company’s holding of COP JV as of June 30, 2024, divided by the Company’s net assets as of June 30, 2024.
(10)	“Total annual expenses” as a percentage of net assets attributable to common stock are higher than the total annual expenses percentage would be for a company that is not leveraged. We borrow money to leverage our net assets and increase our total assets. The SEC requires that the “total annual expenses” percentage be calculated as a percentage of net assets (defined as total assets less indebtedness), rather than the total assets, including assets that have been funded with borrowed monies. If the “total annual expenses” percentage were calculated instead as a percentage of total assets, our “total annual expenses” would be 7.95% of total assets.

Other Annual Expenses [Abstract]
Management Fee not based on Net Assets, Note [Text Block]	Our base management fee under the investment advisory agreement is payable quarterly in arrears and is calculated at an annual rate of 1.50% of the average weekly value of our gross assets (excluding cash and cash equivalents), which are assumed to equal 218% of our average net assets as described in Note 4 above. To the extent our gross assets financed by leverage exceed 1.0x debt-to-equity, the excess amount of gross assets are calculated at rate of 1.00%. The base management fee shown in the table above is higher than 1.50% because the base management fee in the table is required to be calculated as a percentage of our average net assets, rather than gross assets.
(5)	Our base management fee under the investment advisory agreement is payable quarterly in arrears and is calculated at an annual rate of 1.50% of the average weekly value of our gross assets, which are assumed to equal 222% of our average net assets as described in Note 4 above. To the extent our gross assets financed by leverage exceed 1.0x debt-to-equity, the excess amount of gross assets are calculated at rate of 1.00%. The base management fee shown in the table above is higher than 1.50% because the base management fee in the table is required to be calculated as a percentage of our average net assets, rather than gross assets.

Financial Highlights [Abstract]
Senior Securities [Table Text Block]

SENIOR SECURITIES

Information about our senior securities (including debt securities and other indebtedness) is shown in the table below as of June 30, 2024 and December 31, 2023, 2022, 2021, 2020, 2019, 2018, 2017, 2016, 2015 and 2014. The information as of June 30, 2024 has been derived from our unaudited financial statements for such period. The information as of December 31, 2023, 2022, 2021, 2020 and 2019 has been derived from our audited financial statements for such period, which have been audited by Deloitte & Touche LLP, our independent registered public accounting firm as of such date. The information as of December 31, 2018, 2017, 2016, 2015, and 2014 has been derived from our audited financial statements for these periods, which have been audited by RSM US LLP, our independent registered public accounting firm as of such dates. This information about our senior securities should be read in conjunction with our audited consolidated financial statements and related notes thereto and “Management’s Discussion and Analysis of Financial Condition and Results of Operations” included in our most recent Annual Report on Form 10-K.

	Total Amount		Involuntary	Average Market
	Outstanding Exclusive of	Asset Coverage per	Liquidation	Value per Unit(4)
Year Ended December 31,	Treasury Securities(1)	Unit(2)	Preference per Unit(3)	(Exclude Bank Loans)
2014	$1,864	2.27	—	N/A
2015	$1,835	2.20	—	N/A
2016	$1,703	2.35	—	N/A
2017	$1,722	2.33	—	N/A
2018	$3,397	2.23	—	N/A
2019	$4,195	1.92	—	N/A
2020	$4,042	1.77	—	N/A
2021	$9,179	1.84	—	N/A
2022	$8,731	1.80	—	N/A
2023	$8,223	1.83	—	N/A
2024 (as of June 30, 2024, unaudited)	$8,001	1.84	—	N/A
(1)	Total amount (in millions) of each class of senior securities outstanding at the end of the period presented.
(2)	Asset coverage per unit is the ratio of the carrying value of our total consolidated assets, less all liabilities and indebtedness not represented by senior securities, to the aggregate amount of senior securities representing indebtedness.
(3)	The amount to which such class of senior security would be entitled upon the voluntary liquidation of the issuer in preference to any security junior to it. The “—” in this column indicates that the SEC expressly does not require this information to be disclosed for certain types of senior securities.
(4)	Not applicable because senior securities are not registered for public trading on a stock exchange.

Senior Securities Amount				$ 8,001				$ 8,223	$ 8,731	$ 9,179	$ 4,042	$ 4,195	$ 3,397	$ 1,722	$ 1,703	$ 1,835	$ 1,864
Senior Securities Coverage per Unit				$ 1.84				$ 1.83	$ 1.8	$ 1.84	$ 1.77	$ 1.92	$ 2.23	$ 2.33	$ 2.35	$ 2.2	$ 2.27
Senior Securities Highlights Audited, Note [Text Block]		The information as of December 31, 2023, 2022, 2021, 2020 and 2019 has been derived from our audited financial statements for such period, which have been audited by Deloitte & Touche LLP, our independent registered public accounting firm as of such date. The information as of December 31, 2018, 2017, 2016, 2015, and 2014 has been derived from our audited financial statements for these periods, which have been audited by RSM US LLP, our independent registered public accounting firm as of such dates.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We seek to meet our investment objectives by:

•	utilizing the experience and expertise of the management team of the Adviser;
•	employing a defensive investment approach focused on long-term credit performance and principal protection;
•

focusing primarily on debt investments in a broad array of private U.S. companies, including middle-market companies, which we define as companies with annual earnings before interest, taxes, depreciation and amortization of $50 million to $150 million at the time of investment;

•	investing primarily in established, stable enterprises with positive cash flows; and
•

maintaining rigorous portfolio monitoring, in an attempt to anticipate and preempt negative credit events within our portfolio, such as an event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company.

We are externally managed by the Adviser pursuant to the investment advisory agreement and supervised by our board of directors, a majority of whom are independent.

●	Our investment objectives are to generate current income and, to a lesser extent, long-term capital appreciation. We seek to meet our investment objectives by: utilizing the experience and expertise of the management team of the Adviser;
●	employing a defensive investment approach focused on long-term credit performance and principal protection;
●	focusing primarily on debt investments in a broad array of private U.S. companies, including middle market companies, which we define as companies with annual earnings before interest, taxes, depreciation and amortization, or EBITDA, of $50 million to $150 million at the time of investment;
●	investing primarily in established, stable enterprises with positive cash flows; and
●	maintaining rigorous portfolio monitoring, in an attempt to anticipate and pre-empt negative credit events within our portfolio, such as an event of insolvency, liquidation, dissolution, reorganization or bankruptcy of a portfolio company.

Risk Factors [Table Text Block]

RISK FACTORS

Investing in our shares of our common stock may be speculative and involves a high degree of risk. You should carefully consider the risk factors incorporated by reference from our most recent Annual Report on Form 10-K, our most recent Quarterly Report on Form 10-Q, as well as other information contained or incorporated by reference into this prospectus supplement and the accompanying prospectus, any free writing prospectus we have authorized for use in connection with this offering and under similar headings in the documents that we file with the SEC on or after the date of this prospectus supplement and are incorporated by reference into this prospectus supplement and the accompanying prospectus.

The risks described in these documents are not the only risks we face. Additional risks and uncertainties not currently known to us or that we currently deem to be immaterial also may materially adversely affect our business, financial condition and/or operating results. In such case, our NAV and the trading price of our common stock could decline, and you may lose all or part of your investment.

RISK FACTORS

Investing in our securities involves a number of significant risks. In addition to the other information contained in this prospectus and the applicable prospectus supplement and any free writing prospectus, you should consider carefully the following information and the risk factors incorporated by reference in our most recent Annual Report on Form 10-K and any subsequent Quarterly Reports on Form 10-Q or Current Reports on Form 8-K we file after the date of this prospectus, and all other information contained or incorporated by reference into this prospectus, as updated by our subsequent filings under the Exchange Act and the risk factors and other information contained in any prospectus supplement and any free writing prospectus before acquiring any of such securities before making an investment in our securities. Additional risks and uncertainties not presently known to us or not presently deemed material by us may also impair our operations and performance. Each of the risk factors could materially adversely affect our business, financial condition and results of operations. In such case, the net asset value and market price of our common stock could decline or the value of our preferred stock, warrants, subscription rights or debt securities may decline, and investors may lose all or part of their investment.

Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our net asset value and the trading price of our securities to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Special Note Regarding Forward-Looking Statements.”

Share Price					$ 19.45		$ 19.64
NAV Per Share				$ 23.95		$ 23.37
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF OUR CAPITAL STOCK

The following description is based on relevant portions of the Maryland General Corporation Law and on our charter and bylaws. This summary is not intended to be complete, and we refer you to the Maryland General Corporation Law and our charter and bylaws, copies of which have been filed as exhibits to the registration statement of which this prospectus is a part, for a more detailed description of the provisions summarized below. We urge you to read the applicable prospectus supplement and any free writing prospectus that we may authorize to be provided to you related to any shares of our capital stock being offered.

Capital Stock

Our charter authorizes us to issue up to 800,000,000 shares of stock, of which 750,000,000 shares are classified as common stock, par value $0.001 per share, and 50,000,000 shares are classified as preferred stock, par value $0.001 per share. A majority of the board of directors, without any action by our stockholders, may amend our charter to increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that we have authority to issue. Our common stock trades on the NYSE under the ticker symbol “FSK”. There are no outstanding options or warrants to purchase our stock. No stock has been authorized for issuance under any equity compensation plans.

The last reported closing market price of our common stock on September 18, 2024 was $19.64 per share. As of September 13, 2024, we had 9,687 stockholders of record, which does not include beneficial owners of shares of common stock held in “street” name by brokers and other institutions on behalf of beneficial owners.

The following are our outstanding classes of equity securities as of September 13, 2024:

		Amount Held by
	Amount	Us or for Our	Amount
Title of Class	Authorized	Account	Outstanding
Common Stock, par value $0.001 per share	750,000,000	—	280,066,433

Our charter also contains a provision permitting the board of directors to classify or reclassify any unissued shares of common stock or preferred stock in one or more classes or series of common stock or preferred stock by setting or changing the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends or other distributions, qualifications, or terms or conditions of redemption of the common stock or preferred stock. We believe that the power to classify or reclassify unissued shares of capital stock and thereafter issue the classified or reclassified shares provides us with increased flexibility in structuring possible future financings and investments and in meeting other needs that might arise.

Long Term Debt [Table Text Block]

DESCRIPTION OF OUR DEBT SECURITIES

As of June 30, 2024, we had $475.0 million in aggregate principal amount of 4.250% notes outstanding. The 4.250% notes will mature on February 14, 2025 and may be redeemed in whole or in part at our option at any time or from time to time at the redemption price set forth in the indenture governing the 4.250% notes. The 4.250% notes bear interest at a rate of 4.250% per year, payable semi-annually on February 14 and August 14 of each year. The first interest payment was made on August 14, 2020. The 4.250% notes are general unsecured obligations by us that rank senior in right of payment to all of our existing and future indebtedness that is expressly subordinated in right of payment to the 4.250% notes and rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by us.

As of June 30, 2024, we also had $500.0 million in aggregate principal amount of 1.650% notes outstanding. The 1.650% notes will mature on October 12, 2024 and may be redeemed in whole or in part at our option at any time or from time to time at the redemption price set forth in the indenture governing the 1.650% notes. The 1.650% notes bear interest at a rate of 1.650% per year, payable semi-annually on April 12 and October 12 of each year. The first interest payment was made on April 12, 2022. The 1.650% notes are general unsecured obligations by us that rank senior in right of payment to all of our existing and future indebtedness that is expressly subordinated in right of payment to the 1.650% notes and rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by us.

As of June 30, 2024, we also had $470.0 million in aggregate principal amount of 4.125% notes outstanding. The 4.125% notes will mature on February 1, 2025 and may be redeemed in whole or in part at our option at any time or from time to time at the redemption price set forth in the indenture governing the 4.125% notes. The 4.125% notes bear interest at a rate of 4.125% per year, payable semi-annually on February 1 and August 1 of each year. The first interest payment was made on August 1, 2020. The 4.125% notes are general unsecured obligations by us that rank senior in right of payment to all of our existing and future indebtedness that is expressly subordinated in right of payment to the 4.125% notes and rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by us.

As of June 30, 2024, we also had $250.0 million in aggregate principal amount of 8.625% notes outstanding. The 8.625% notes will mature on May 15, 2025 and may be redeemed in whole or in part at our option at any time or from time to time at the redemption price set forth in the indenture governing the 8.625% notes. The 8.625% notes bear interest at a rate of 8.625% per year, payable semi-annually on May 15 and November 15 of each year. The first interest payment was made on November 15, 2020. The 8.625% notes are general unsecured obligations by us that rank senior in right of payment to all of our existing and future indebtedness that is expressly subordinated in right of payment to the 8.625% notes and rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by us.

As of June 30, 2024, we also had $1,000 million in aggregate principal amount of 3.400% notes outstanding. The 3.400% notes will mature on January 15, 2026 and may be redeemed in whole or in part at our option at any time or from time to time at the redemption price set forth in the indenture governing the 3.400% notes. The 3.400% notes bear interest at a rate of 3.400% per year, payable semi-annually on January 15 and July 15 of each year. The first interest payment was made on July 15, 2021. The 3.400% notes are general unsecured obligations by us that rank senior in right of payment to all of our existing and future indebtedness that is expressly subordinated in right of payment to the 3.400% notes and rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by us.

As of June 30, 2024, we also had $400 million in aggregate principal amount of 2.625% notes outstanding. The 2.625% notes will mature on January 15, 2027 and may be redeemed in whole or in part at our option at any time or from time to time at the redemption price set forth in the indenture governing the 2.625% notes. The 2.625% notes bear interest at a rate of 2.625% per year, payable semi-annually on January 15 and July 15 of each year. The first interest payment was made on January 15, 2022. The 2.625% notes are general unsecured obligations by us that rank senior in right of payment to all of our existing and future indebtedness that is expressly subordinated in right of payment to the 2.625% notes and rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by us.

As of June 30, 2024, we also had $500 million in aggregate principal amount of 3.250% notes outstanding. The 3.250% notes will mature on July 15, 2027 and may be redeemed in whole or in part at our option at any time or from time to time at the redemption price set forth in the indenture governing the 3.250% notes. The 3.250% notes bear interest at a rate of 3.250% per year, payable semi-annually on January 15 and July 15 of each year. The first interest payment was made on July 15, 2022. The 3.250% notes are general unsecured obligations by us that rank senior in right of payment to all of our existing and future indebtedness that is expressly subordinated in right of payment to the 3.250% notes and rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by us.

As of June 30, 2024, we also had $750 million in aggregate principal amount of 3.125% notes outstanding. The 3.125% notes will mature on October 12, 2028 and may be redeemed in whole or in part at our option at any time or from time to time at the redemption price set forth in the indenture governing the 3.125% notes. The 3.125% notes bear interest at a rate of 3.125 per year, payable semi-annually on April 12 and October 12 of each year. The first interest payment was made on April 12, 2022. The 3.125% notes are general unsecured obligations by us that rank senior in right of payment to all of our existing and future indebtedness that is expressly subordinated in right of payment to the 3.125% notes and rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by us.

As of June 30, 2024, we also had $400 million in aggregate principal amount of 7.875% notes outstanding. The 7.875% notes will mature on January 15, 2029 and may be redeemed in whole or in part at our option at any time or from time to time at the redemption price set forth in the indenture governing the 7.875% notes. The 7.875% notes bear interest at a rate of 7.875% per year, payable semi-annually on January 15 and July 15 of each year. The first interest payment was made on July 15, 2024. The 7.875% notes are general unsecured obligations by us that rank senior in right of payment to all of our existing and future indebtedness that is expressly subordinated in right of payment to the 7.875% notes and rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by us.

As of June 30, 2024, we also had $600 million in aggregate principal amount of 6.875% notes outstanding. The 6.875% notes will mature on August 15, 2029 and may be redeemed in whole or in part at our option at any time or from time to time at the redemption price set forth in the indenture governing the 6.875% notes. The 6.875% notes bear interest at a rate of 6.875% per year, payable semi-annually on February 15 and August 15 of each year. The first interest payment was made on February 15, 2025. The 6.875% notes are general unsecured obligations by us that rank senior in right of payment to all of our existing and future indebtedness that is expressly subordinated in right of payment to the 6.875% notes and rank pari passu with all outstanding and future unsecured unsubordinated indebtedness issued by us.

We may issue additional debt securities in one or more series. The specific terms of each additional series of debt securities will be described in the particular prospectus supplement relating to that series. The prospectus supplement may or may not modify the general terms found in this prospectus and will be filed with the SEC. For a complete description of the terms of a particular series of debt securities, you should read both this prospectus and the prospectus supplement relating to that particular series.

As required by federal law for all bonds and notes of companies that are publicly offered, the debt securities are governed by a document called an “indenture.” An indenture is a contract between us and a financial institution acting as trustee on your behalf and is subject to and governed by the Trust Indenture Act of 1939, as amended. The trustee has two main roles. First, the trustee can enforce your rights against us if we default. There are some limitations on the extent to which the trustee acts on your behalf, described in the second paragraph under “—Events of Default—Remedies if an Event of Default Occurs.” Second, the trustee performs certain administrative duties for us with respect to our debt securities.

Because this section is a summary, it does not describe every aspect of the debt securities and the indenture. We urge you to read the indenture because it, and not this description, defines your rights as a holder of debt securities. For example, in this section, we use capitalized words to signify terms that are specifically defined in the indenture. We have filed the indenture with the SEC. See “Available Information” for information on how to obtain a copy of the indenture.

A prospectus supplement, which will accompany this prospectus, will describe the particular terms of any series of debt securities being offered, including the following:

●	the designation or title of the series of debt securities;
●	the total principal amount of the series of debt securities;
●	the percentage of the principal amount at which the series of debt securities will be offered;
●	the date or dates on which principal will be payable;
●	the rate or rates (which may be either fixed or variable) and/or the method of determining such rate or rates of interest, if any;
●	the date or dates from which any interest will accrue, or the method of determining such date or dates, and the date or dates on which any interest will be payable;
●	whether any interest may be paid by issuing additional securities of the same series in lieu of cash (and the terms upon which any such interest may be paid by issuing additional securities);
●	the terms for redemption, extension or early repayment, if any;
●	the currencies in which the series of debt securities are issued and payable;
●	whether the amount of payments of principal, premium or interest, if any, on a series of debt securities will be determined with reference to an index, formula or other method (which could be based on one or more currencies, commodities, equity indices or other indices) and how these amounts will be determined;
●	the place or places, if any, other than or in addition to The City of New York, of payment, transfer, conversion and/or exchange of the debt securities;
●	the denominations in which the offered debt securities will be issued;
●	the provision for any sinking fund;
●	any restrictive covenants;
●	any Events of Default (as defined below);
●	whether the series of debt securities are issuable in certificated form;
●	any provisions for defeasance or covenant defeasance;
●	if applicable, U.S. federal income tax considerations relating to original issue discount;
●	whether and under what circumstances we will pay additional amounts in respect of any tax, assessment or governmental charge and, if so, whether we will have the option to redeem the debt securities rather than pay the additional amounts (and the terms of this option);
●	any provisions for convertibility or exchangeability of the debt securities into or for any other securities;
●	whether the debt securities are subject to subordination and the terms of such subordination;
●	whether the debt securities are secured and the terms of any security interest;
●	the listing, if any, on a securities exchange; and
●	any other terms.

The debt securities may be secured or unsecured obligations. Unless the prospectus supplement states otherwise, principal (and premium, if any) and interest, if any, will be paid by us in immediately available funds.

Under the provisions of the 1940 Act, we are currently permitted to issue “senior securities,” including borrowing money from banks or other financial institutions, only in amounts such that our asset coverage, as defined in the 1940 Act, equals at least 150% after each issuance of senior securities. For purposes of the 1940 Act, “asset coverage” means the ratio of (1) the total assets of a BDC, less all liabilities and indebtedness not represented by senior securities, to (2) the aggregate amount of senior securities representing indebtedness (plus, in the case of senior securities represented by preferred stock, the aggregate involuntary liquidation preference of such BDC’s preferred stock). In general, we are able to borrow up to two dollars for every dollar we have in assets less all liabilities and indebtedness not represented by senior securities issued by us. If we fail to comply with certain disclosure requirements, the asset coverage ratio applicable to us under the 1940 Act would be 200%, which would decrease the amount of leverage we are able to incur.

In addition, while any indebtedness and other senior securities remain outstanding, we must make provisions to prohibit any distribution to our stockholders or the repurchase of such securities or shares unless we meet the applicable asset coverage ratios at the time of the distribution or repurchase. We may also borrow amounts up to 5% of the value of our total assets for temporary purposes without regard to asset coverage. For a discussion of the risks associated with leverage, see “Risk Factors.”

General

The indenture provides that any debt securities proposed to be sold under this prospectus and the accompanying prospectus supplement, or offered debt securities, and any debt securities issuable upon the exercise of warrants or upon conversion or exchange of other offered securities, or underlying debt securities, may be issued under the indenture in one or more series.

For purposes of this prospectus, any reference to the payment of principal of or premium or interest, if any, on debt securities will include additional amounts if required by the terms of the debt securities.

The indenture does not limit the amount of debt securities that may be issued thereunder from time to time. Debt securities issued under the indenture, when a single trustee is acting for all debt securities issued under the indenture, are called the “indenture securities.” The indenture also provides that there may be more than one trustee thereunder, each with respect to one or more different series of indenture securities. See “—Resignation of Trustee”. At a time when two or more trustees are acting under the indenture, each with respect to only certain series, the term “indenture securities” means the one or more series of debt securities with respect to which each respective trustee is acting. In the event that there is more than one trustee under the indenture, the powers and trust obligations of each trustee described in this prospectus will extend only to the one or more series of indenture securities for which it is trustee. If two or more trustees are acting under the indenture, then the indenture securities for which each trustee is acting would be treated as if issued under separate indentures.

The indenture does not contain any provisions that give you protection in the event we issue a large amount of debt or we are acquired by another entity.

We refer you to the prospectus supplement for information with respect to any deletions from, modifications of or additions to the Events of Default or our covenants that are described below, including any addition of a covenant or other provision providing event risk or similar protection.

We have the ability to issue indenture securities with terms different from those of indenture securities previously issued and, without the consent of the holders thereof, to reopen a previous issue of a series of indenture securities and issue additional indenture securities of that series unless the reopening was restricted when that series was created.

We expect that we will usually issue debt securities in book-entry only form represented by global securities.

Conversion and Exchange

If any debt securities are convertible into or exchangeable for other securities, the prospectus supplement will explain the terms and conditions of the conversion or exchange, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or us, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying debt securities. These terms may also include provisions under which the number or amount of other securities to be received by the holders of the debt securities upon conversion or exchange would be calculated according to the market price of the other securities as of a time stated in the prospectus supplement.

Payment and Paying Agents

We will pay interest to the person listed in the applicable trustee’s records as the owner of the debt security at the close of business on a particular day in advance of each due date for interest, even if that person no longer owns the debt security on the interest due date. That day, often approximately two weeks in advance of the interest due date, is called the “record date.” Because we will pay all the interest for an interest period to the holders on the record date, holders buying and selling debt securities must work out between themselves the appropriate purchase price. The most common manner is to adjust the sales price of the debt securities to pro rate interest fairly between buyer and seller based on their respective ownership periods within the particular interest period. This pro-rated interest amount is called “accrued interest.”

Payments on Global Securities

We will make payments on a global security in accordance with the applicable policies of the depositary as in effect from time to time. Under those policies, we will make payments directly to the depositary, or its nominee, and not to any indirect holders who own beneficial interests in the global security. An indirect holder’s right to those payments will be governed by the rules and practices of the depositary and its participants.

Payments on Certificated Securities

We will make payments on a certificated debt security as follows. We will pay interest that is due on an interest payment date to the holder of debt securities as shown on the trustee’s records as of the close of business on the regular record date. We will make all payments of principal and premium, if any, by check at the office of the applicable trustee and/or at other offices that may be specified in the prospectus supplement or in a notice to holders against surrender of the debt security.

Alternatively, if the holder asks us to do so, we will pay any amount that becomes due on the debt security by wire transfer of immediately available funds to an account at a bank in the United States on the due date. To request payment by wire, the holder must give the applicable trustee or other paying agent appropriate transfer instructions at least 15 business days before the requested wire payment is due. In the case of any interest payment due on an interest payment date, the instructions must be given by the person who is the holder on the relevant regular record date. Any wire instructions, once properly given, will remain in effect unless and until new instructions are given in the manner described above.

Payment when Offices are Closed

If any payment is due on a debt security on a day that is not a business day, we will make the payment on the next day that is a business day. Payments made on the next business day in this situation will be treated under the indenture as if they were made on the original due date, except as otherwise indicated in the attached prospectus supplement. Such payment will not result in a default under any debt security or the indenture, and no interest will accrue on the payment amount from the original due date to the next day that is a business day.

Book-entry and other indirect holders should consult their banks or brokers for information on how they will receive payments on their debt securities.

Events of Default

You will have rights if an Event of Default occurs in respect of the debt securities of your series and is not cured, as described later in this subsection.

The term “Event of Default” in respect of the debt securities of your series means any of the following (unless the prospectus supplement relating to such debt securities states otherwise):

●	we do not pay the principal of, or any premium on, a debt security of the series on its due date, and do not cure this default within five days;
●	we do not pay interest on a debt security of the series when due, and such default is not cured within 30 days;
●	we do not deposit any sinking fund payment in respect of debt securities of the series on its due date, and do not cure this default within five days;
●	we remain in breach of a covenant in respect of debt securities of the series for 90 days after we receive a written notice of default stating we are in breach. The notice must be sent by either the trustee or holders of at least 25% of the principal amount of debt securities of the series;
●	we file for bankruptcy or certain other events of bankruptcy, insolvency or reorganization occur and remain undischarged or unstayed for a period of 90 consecutive days;
●	on the last business day of each of 24 consecutive calendar months, we have an asset coverage of less than 100%, giving effect to any exemptive relief granted to us by the SEC; and
●	any other Event of Default in respect of debt securities of the series described in the applicable prospectus supplement occurs.

An Event of Default for a particular series of debt securities does not necessarily constitute an Event of Default for any other series of debt securities issued under the same or any other indenture. The trustee may withhold notice to the holders of debt securities of any default, except in the payment of principal, premium or interest or in the payment of any sinking or purchase fund installment, if it considers the withholding of notice to be in the best interests of the holders.

Remedies if an Event of Default Occurs

If an Event of Default has occurred and has not been cured, the trustee or the holders of at least 25% in principal amount of the debt securities of the affected series may (and the trustee shall at the request of such holders) declare the entire principal amount of all the debt securities of that series to be due and immediately payable. This is called a declaration of acceleration of maturity. In certain circumstances, a declaration of acceleration of maturity may be canceled by the holders of a majority in principal amount of the debt securities of the affected series.

The trustee is not required to take any action under the indenture at the request of any holders unless the holders offer the trustee reasonable protection from expenses and liability (called an “indemnity”), security, or both, satisfactory to the trustee. If indemnity and/or security is provided, the holders of a majority in principal amount of the outstanding debt securities of the relevant series may direct the time, method and place of conducting any lawsuit or other formal legal action seeking any remedy available to the trustee. The trustee may refuse to follow those directions in certain circumstances. No delay or omission in exercising any right or remedy will be treated as a waiver of that right, remedy or Event of Default.

Before you are allowed to bypass your trustee and bring your own lawsuit or other formal legal action or take other steps to enforce your rights or protect your interests relating to the debt securities, the following must occur:

●	the holder must give your trustee written notice that an Event of Default has occurred and remains uncured;
●	the holders of at least 25% in principal amount of all outstanding debt securities of the relevant series must make a written request that the trustee take action because of the default and must offer the trustee indemnity, security, or both, satisfactory to the trustee, against the cost and other liabilities of taking that action;
●	the trustee must not have taken action for 60 days after receipt of the above notice and offer of indemnity and/or security; and
●	the holders of a majority in principal amount of the debt securities must not have given the trustee a direction inconsistent with the above notice during that 60-day period.

However, you are entitled at any time to bring a lawsuit for the payment of money due on your debt securities on or after the due date.

Holders of a majority in principal amount of the debt securities of the affected series may waive any past defaults other than:

●	the payment of principal, any premium or interest; or
●	in respect of a covenant that cannot be modified or amended without the consent of each holder.

Book-entry and other indirect holders should consult their banks or brokers for information on how to give notice or direction to or make a request of the trustee and how to declare or cancel an acceleration of maturity.

Each year, we will furnish to each trustee a written statement of certain of our officers certifying that to their knowledge we are in compliance with the indenture and the debt securities, or else specifying any default.

Merger or Consolidation

Under the terms of the indenture, we are generally permitted to consolidate or merge with another entity. We may also be permitted to sell all or substantially all of our assets to another entity. However, unless the prospectus supplement relating to certain debt securities states otherwise, we may not take any of these actions unless all the following conditions are met:

●	where we merge out of existence or sell our assets, the resulting entity must agree to be legally responsible for our obligations under the debt securities;
●	immediately after giving effect to such transaction, no default or Event of Default shall have happened and be continuing;
●	we must deliver certain certificates and documents to the trustee; and
●	we must satisfy any other requirements specified in the prospectus supplement relating to a particular series of debt securities.

Modification or Waiver

There are three types of changes we can make to the indenture and the debt securities issued thereunder.

Changes Requiring Approval

First, there are changes that we cannot make to debt securities without specific approval of all of the holders. The following is a list of those types of changes:

●	change the stated maturity of the principal of or interest on a debt security;
●	reduce any amounts due on a debt security;
●	reduce the amount of principal payable upon acceleration of the maturity of a security following a default;
●	adversely affect any right of repayment at the holder’s option;
●	change the place (except as otherwise described in the prospectus or prospectus supplement) or currency of payment on a debt security;
●	impair your right to sue for payment;
●	adversely affect any right to convert or exchange a debt security in accordance with its terms;
●	modify the subordination provisions in the indenture in a manner that is adverse to holders of the debt securities;
●	reduce the percentage of holders of debt securities whose consent is needed to modify or amend the indenture;
●	reduce the percentage of holders of debt securities whose consent is needed to waive compliance with certain provisions of the indenture or to waive certain defaults;
●	modify any other aspect of the provisions of the indenture dealing with supplemental indentures, modification and waiver of past defaults, changes to the quorum or voting requirements or the waiver of certain covenants; and
●	change any obligation we have to pay additional amounts.

Changes Not Requiring Approval

The second type of change does not require any vote by the holders of the debt securities. This type is limited to clarifications, establishment of the form or terms of new securities of any series as permitted by the indenture and certain other changes that would not adversely affect holders of the outstanding debt securities in any material respect. We also do not need any approval to make any change that affects only debt securities to be issued under the indenture after the change takes effect.

Changes Requiring Majority Approval

Any other change to the indenture and the debt securities would require the following approval:

●	if the change affects only one series of debt securities, it must be approved by the holders of a majority in principal amount of that series; and
●	if the change affects more than one series of debt securities issued under the same indenture, it must be approved by the holders of a majority in principal amount of all of the series affected by the change, with all affected series voting together as one class for this purpose.

In each case, the required approval must be given by written consent. The holders of a majority in principal amount of all of the series of debt securities issued under an indenture, voting together as one class for this purpose, may waive our compliance with some of our covenants in that indenture. However, we cannot obtain a waiver of a payment default or of any of the matters covered by the bullet points included above under “—Changes Requiring Your Approval.”

Further Details Concerning Voting

When taking a vote, we will use the following rules to decide how much principal to attribute to a debt security:

●	for original issue discount securities, we will use the principal amount that would be due and payable on the voting date if the maturity of these debt securities were accelerated to that date because of a default;
●	for debt securities whose principal amount is not known (for example, because it is based on an index), we will use a special rule for that debt security described in the prospectus supplement; and
●	for debt securities denominated in one or more foreign currencies, we will use the U.S. dollar equivalent.

Debt securities will not be considered outstanding, and therefore not eligible to vote, if we have deposited or set aside in trust money for their payment or redemption or if we, any other obligor, or any affiliate of us or any obligor own such debt securities. Debt securities will also not be eligible to vote if they have been fully defeased as described later under “—Defeasance—Full Defeasance.”

We will generally be entitled to set any day as a record date for the purpose of determining the holders of outstanding indenture securities that are entitled to vote or take other action under the indenture. If we set a record date for a vote or other action to be taken by holders of one or more series, that vote or action may be taken only by persons who are holders of outstanding indenture securities of those series on the record date and must be taken within eleven months following the record date.

Book-entry and other indirect holders should consult their banks or brokers for information on how approval may be granted or denied if we seek to change the indenture or the debt securities or request a waiver.

Defeasance

The following provisions will be applicable to each series of debt securities unless we state in the applicable prospectus supplement that the provisions of covenant defeasance and full defeasance will not be applicable to that series.

Covenant Defeasance

Under current U.S. federal tax law, we can make the deposit described below and be released from some of the restrictive covenants in the indenture under which the particular series was issued. This is called “covenant defeasance.” In that event, you would lose the protection of those restrictive covenants but would gain the protection of having money and government securities set aside in trust to repay your debt securities. If applicable, you also would be released from the subordination provisions as described under the “—Indenture Provisions—Subordination” section below. In order to achieve covenant defeasance, we must do the following:

●	defeasance must not result in a breach or violation of, or result in a default under, of the indenture or any of our other material agreements or instruments;
●	no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days;
●	satisfy the conditions for covenant defeasance contained in any supplemental indentures;
●	if the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and U.S. government or U.S. government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates;
●	we must deliver to the trustee a legal opinion of our counsel confirming that, under current U.S. federal income tax law, we may make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity; and
●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, as amended, and a legal opinion and officers’ certificate stating that all conditions precedent to covenant defeasance have been complied with.

If we accomplish covenant defeasance, you can still look to us for repayment of the debt securities if there were a shortfall in the trust deposit or the trustee is prevented from making payment. For example, if one of the remaining Events of Default occurred (such as our bankruptcy) and the debt securities became immediately due and payable, there might be a shortfall. Depending on the event causing the default, you may not be able to obtain payment of the shortfall.

Full Defeasance

If there is a change in U.S. federal tax law, as described below, we can legally release ourselves from all payment and other obligations on the debt securities of a particular series (called “full defeasance”) if we put in place the following other arrangements for you to be repaid:

●	defeasance must not result in a breach or violation of, or constitute a default under, of the indenture or any of our other material agreements or instruments;
●	no default or event of default with respect to such debt securities shall have occurred and be continuing and no defaults or events of default related to bankruptcy, insolvency or reorganization shall occur during the next 90 days;
●	satisfy the conditions for full defeasance contained in any supplemental indentures;
●	if the debt securities of the particular series are denominated in U.S. dollars, we must deposit in trust for the benefit of all holders of such debt securities a combination of money and United States government or United States government agency notes or bonds that will generate enough cash to make interest, principal and any other payments on the debt securities on their various due dates;
●	we must deliver to the trustee a legal opinion confirming that there has been a change in current U.S. federal tax law or an IRS ruling that allows us to make the above deposit without causing you to be taxed on the debt securities any differently than if we did not make the deposit and just repaid the debt securities ourselves at maturity. Under current U.S. federal tax law, the deposit and
●	our legal release from the debt securities would be treated as though we paid you your share of the cash and notes or bonds at the time the cash and notes or bonds were deposited in trust in exchange for your debt securities and you would recognize gain or loss on the debt securities at the time of the deposit; and
●	we must deliver to the trustee a legal opinion of our counsel stating that the above deposit does not require registration by us under the 1940 Act, as amended, and a legal opinion and officers’ certificate stating that all conditions precedent to defeasance have been complied with.

If we ever did accomplish full defeasance, as described above, you would have to rely solely on the trust deposit for repayment of the debt securities. You could not look to us for repayment in the unlikely event of any shortfall. Conversely, the trust deposit would most likely be protected from claims of our lenders and other creditors if we ever became bankrupt or insolvent. If applicable, you would also be released from the subordination provisions described later under “—Indenture Provisions—Subordination.”

Form, Exchange and Transfer of Certificated Registered Securities

If registered debt securities cease to be issued in book-entry form, they will be issued:

●	only in fully registered certificated form;
●	without interest coupons; and
●	unless we indicate otherwise in the prospectus supplement, in denominations of $1,000 and amounts that are multiples of $1,000.

Holders may exchange their certificated securities, if any, for debt securities of smaller denominations or combined into fewer debt securities of larger denominations, as long as the total principal amount is not changed.

Holders may exchange or transfer their certificated securities, if any, at the office of their trustee. We have appointed the trustee to act as our agent for registering debt securities in the names of holders transferring debt securities. We may appoint another entity to perform these functions or perform them ourselves.

Holders will not be required to pay a service charge to transfer or exchange their certificated securities, if any, but they may be required to pay any tax or other governmental charge associated with the transfer or exchange. The transfer or exchange will be made only if our transfer agent is satisfied with the holder’s proof of legal ownership.

If we have designated additional transfer agents for your debt security, they will be named in your prospectus supplement. We may appoint additional transfer agents or cancel the appointment of any particular transfer agent. We may also approve a change in the office through which any transfer agent acts.

If any certificated securities of a particular series are redeemable and we redeem less than all the debt securities of that series, we may block the transfer or exchange of those debt securities during the period beginning 15 days before the day we mail the notice of redemption and ending on the day of that mailing, in order to freeze the list of holders to prepare the mailing. We may also refuse to register transfers or exchanges of any certificated securities selected for redemption, except that we will continue to permit transfers and exchanges of the unredeemed portion of any debt security that will be partially redeemed.

If a registered debt security is issued in book-entry form, only the depositary will be entitled to transfer and exchange the debt security as described in this subsection, since it will be the sole holder of the debt security.

Resignation of Trustee

Each trustee may resign or be removed with respect to one or more series of indenture securities provided that a successor trustee is appointed to act with respect to these series. In the event that two or more persons are acting as trustee with respect to different series of indenture securities under the indenture, each of the trustees will be a trustee of a trust separate and apart from the trust administered by any other trustee.

Subordination

Upon any distribution of our assets upon our dissolution, winding up, liquidation or reorganization, the payment of the principal of (and premium, if any) and interest, if any, on any indenture securities denominated as subordinated debt securities is to be subordinated to the extent provided in the indenture in right of payment to the prior payment in full of all Senior Indebtedness (as defined below), but our obligation to you to make payment of the principal of (and premium, if any) and interest, if any, on such subordinated debt securities will not otherwise be affected. In addition, no payment on account of principal (or premium, if any), sinking fund or interest, if any, may be made on such subordinated debt securities at any time unless full payment of all amounts due in respect of the principal (and premium, if any), sinking fund and interest on Senior Indebtedness has been made or duly provided for in money or money’s worth.

In the event that, notwithstanding the foregoing, any payment by us is received by the trustee in respect of subordinated debt securities or by the holders of any of such subordinated debt securities before all Senior Indebtedness is paid in full, the payment or distribution must be paid over to the holders of the Senior Indebtedness or on their behalf for application to the payment of all the Senior Indebtedness remaining unpaid until all the Senior Indebtedness has been paid in full, after giving effect to any concurrent payment or distribution to the holders of the Senior Indebtedness. Subject to the payment in full of all Senior Indebtedness upon this distribution by us, the holders of such subordinated debt securities will be subrogated to the rights of the holders of the Senior Indebtedness to the extent of payments made to the holders of the Senior Indebtedness out of the distributive share of such subordinated debt securities.

By reason of this subordination, in the event of a distribution of our assets upon our insolvency, certain of our senior creditors may recover more, ratably, than holders of any subordinated debt securities. The indenture provides that these subordination provisions will not apply to money and securities held in trust under the defeasance provisions of the indenture.

Senior Indebtedness is defined in the indenture as the principal of (and premium, if any) and unpaid interest on:

●	our indebtedness (including indebtedness of others guaranteed by us), whenever created, incurred, assumed or guaranteed, for money borrowed that has been designated by us as “Senior Indebtedness” for purposes of the indenture by a company order delivered to the trustee;
●	senior securities; and
●	renewals, extensions, modifications and refinancings of any of this indebtedness.

If this prospectus is being delivered in connection with the offering of a series of indenture securities denominated as subordinated debt securities, the accompanying prospectus supplement will set forth the approximate amount of our Senior Indebtedness outstanding as of a recent date.

Secured Indebtedness and Ranking

Certain of our indebtedness, including certain series of indenture securities, may be secured. The prospectus supplement for each series of indenture securities will describe the terms of any security interest for such series and will indicate the approximate amount of our secured indebtedness as of a recent date. Any unsecured indenture securities will effectively rank junior to any secured indebtedness, including any secured indenture securities, that we incur in the future to the extent of the value of the assets securing such future secured indebtedness. Our debt securities, whether secured or unsecured, will rank structurally junior to all existing and future indebtedness (including trade payables) incurred by our subsidiaries, financing vehicles or similar facilities.

In the event of our bankruptcy, liquidation, reorganization or other winding up, any of our assets that secure secured debt will be available to pay obligations on unsecured debt securities only after all indebtedness under such secured debt has been repaid in full from such assets. We advise you that there may not be sufficient assets remaining to pay amounts due on any or all unsecured debt securities then outstanding after fulfillment of this obligation. As a result, the holders of unsecured indenture securities may recover less, ratably, than holders of any of our secured indebtedness.

The Trustee under the Indenture

U.S. Bank National Association is the trustee under the indenture.

Certain Considerations Relating to Foreign Currencies

Debt securities denominated or payable in foreign currencies may entail significant risks. These risks include the possibility of significant fluctuations in the foreign currency markets, the imposition or modification of foreign exchange controls and potential illiquidity in the secondary market. These risks will vary depending upon the currency or currencies involved and will be more fully described in the applicable prospectus supplement.

Book-Entry Debt Securities

The Depository Trust Company, or DTC, will act as securities depository for the debt securities. The debt securities will be issued as fully registered securities registered in the name of Cede & Co. (DTC’s partnership nominee) or such other name as may be requested by an authorized representative of DTC. One fully registered certificate will be issued for the debt securities, in the aggregate principal amount of such issue, and will be deposited with DTC.

DTC is a limited-purpose trust company organized under the New York Banking Law, a “banking organization” within the meaning of the New York Banking Law, a member of the Federal Reserve System, a “clearing corporation” within the meaning of the New York Uniform Commercial Code, and a “clearing agency” registered pursuant to the provisions of Section 17A of the Exchange Act. DTC holds and provides asset servicing for over 3.5 million issues of U.S. and non-U.S. equity, corporate and municipal debt issues, and money market instruments from over 100 countries that DTC’s participants, or Direct Participants, deposit with DTC. DTC also facilitates the post-trade settlement among Direct Participants of sales and other securities transactions in deposited securities through electronic computerized book-entry transfers and pledges between Direct Participants’ accounts. This eliminates the need for physical movement of securities certificates. Direct Participants include both U.S. and non-U.S. securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations. DTC is a wholly-owned subsidiary of The Depository Trust & Clearing Corporation, or DTCC.

DTCC is the holding company for DTC, National Securities Clearing Corporation and Fixed Income Clearing Corporation, all of which are registered clearing agencies. DTCC is owned by the users of its regulated subsidiaries. Access to the DTC system is also available to others such as both U.S. and non-U.S. securities brokers and dealers, banks, trust companies and clearing corporations that clear through or maintain a custodial relationship with a Direct Participant, either directly or indirectly, or Indirect Participants. DTC has S&P’s rating: AA+. The DTC Rules applicable to its participants are on file with the SEC. More information about DTC can be found at www.dtcc.com and www.dtc.org.

Purchases of debt securities under the DTC system must be made by or through Direct Participants, which will receive a credit for the debt securities on DTC’s records. The ownership interest of each actual purchaser of each security, or the Beneficial Owner, is in turn to be recorded on the Direct and Indirect Participants’ records. Beneficial Owners will not receive written confirmation from DTC of their purchase. Beneficial Owners are, however, expected to receive written confirmations providing details of the transaction, as well as periodic statements of their holdings, from the Direct or Indirect Participant through which the Beneficial Owner entered into the transaction. Transfers of ownership interests in the debt securities are to be accomplished by entries made on the books of Direct and Indirect Participants acting on behalf of Beneficial Owners. Beneficial Owners will not receive certificates representing their ownership interests in debt securities, except in the event that use of the book-entry system for the debt securities is discontinued.

To facilitate subsequent transfers, all debt securities deposited by Direct Participants with DTC are registered in the name of DTC’s partnership nominee, Cede & Co. or such other name as may be requested by an authorized representative of DTC. The deposit of debt securities with DTC and their registration in the name of Cede & Co. or such other DTC nominee do not effect any change in beneficial ownership. DTC has no knowledge of the actual Beneficial Owners of the debt securities; DTC’s records reflect only the identity of the Direct Participants to whose accounts such debt securities are credited, which may or may not be the Beneficial

Owners. The Direct and Indirect Participants will remain responsible for keeping account of their holdings on behalf of their customers.

Conveyance of notices and other communications by DTC to Direct Participants, by Direct Participants to Indirect Participants, and by Direct Participants and Indirect Participants to Beneficial Owners will be governed by arrangements among them, subject to any statutory or regulatory requirements as may be in effect from time to time.

Redemption notices shall be sent to DTC. If less than all of the debt securities within an issue are being redeemed, DTC’s practice is to determine by lot the amount of the interest of each Direct Participant in such issue to be redeemed.

Neither DTC nor Cede & Co. (nor such other DTC nominee) will consent or vote with respect to the debt securities unless authorized by a Direct Participant in accordance with DTC’s Procedures. Under its usual procedures, DTC mails an Omnibus Proxy to us as soon as possible after the record date. The Omnibus Proxy assigns Cede & Co.’s consenting or voting rights to those Direct Participants to whose accounts the debt securities are credited on the record date (identified in a listing attached to the Omnibus Proxy).

Redemption proceeds, distributions, and dividend payments on the debt securities will be made to Cede & Co., or such other nominee as may be requested by an authorized representative of DTC. DTC’s practice is to credit Direct Participants’ accounts upon DTC’s receipt of funds and corresponding detail information from us or the trustee on the payment date in accordance with their respective holdings shown on DTC’s records. Payments by Participants to Beneficial Owners will be governed by standing instructions and customary practices, as is the case with securities held for the accounts of customers in bearer form or registered in “street name,” and will be the responsibility of such Participant and not of DTC nor its nominee, the trustee, or us, subject to any statutory or regulatory requirements as may be in effect from time to time. Payment of redemption proceeds, distributions, and dividend payments to Cede & Co. (or such other nominee as may be requested by an authorized representative of DTC) is the responsibility of us or the trustee, but disbursement of such payments to Direct Participants will be the responsibility of DTC, and disbursement of such payments to the Beneficial Owners will be the responsibility of Direct and Indirect Participants.

DTC may discontinue providing its services as securities depository with respect to the debt securities at any time by giving reasonable notice to us or to the trustee. Under such circumstances, in the event that a successor securities depository is not obtained, certificates are required to be printed and delivered. We may decide to discontinue use of the system of book-entry-only transfers through DTC (or a successor securities depository). In that event, certificates will be printed and delivered to DTC.

The information in this section concerning DTC and DTC’s book-entry system has been obtained from sources that we believe to be reliable, but we take no responsibility for the accuracy thereof.

Long Term Debt, Title [Text Block]		DEBT SECURITIES
Warrant [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]		WARRANTS
Other Security, Description [Text Block]

DESCRIPTION OF OUR WARRANTS

The following is a general description of the terms of the warrants we may issue from time to time. Particular terms of any warrants we offer will be described in the prospectus supplement relating to such warrants.

We may issue warrants to purchase shares of our common stock, preferred stock or debt securities. Such warrants may be issued independently or together with shares of common stock, preferred stock or debt securities and may be attached or separate from such securities. We will issue each series of warrants under a separate warrant agreement to be entered into between us and a warrant agent. The warrant agent will act solely as our agent and will not assume any obligation or relationship of agency for or with holders or beneficial owners of warrants.

A prospectus supplement will describe the particular terms of any series of warrants we may issue, including the following:

●	the title and aggregate number of such warrants;
●	the price or prices at which such warrants will be issued;
●	the currency or currencies, including composite currencies, in which the price of such warrants may be payable;
●	if applicable, the designation and terms of the securities with which the warrants are issued and the number of warrants issued with each such security or each principal amount of such security;
●	in the case of warrants to purchase debt securities, the principal amount of debt securities purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which this principal amount of debt securities may be purchased upon such exercise;
●	in the case of warrants to purchase common stock or preferred stock, the number of shares of common stock or preferred stock, as the case may be, purchasable upon exercise of one warrant and the price at which and the currency or currencies, including composite currencies, in which these shares may be purchased upon such exercise;
●	the date on which the right to exercise such warrants shall commence and the date on which such right will expire (subject to any extension);
●	whether such warrants will be issued in registered form or bearer form;
●	if applicable, the minimum or maximum amount of such warrants that may be exercised at any one time;
●	if applicable, the date on and after which such warrants and the related securities will be separately transferable;
●	the terms of any rights to redeem, or call such warrants;
●	information with respect to book-entry procedures, if any;
●	the terms of the securities issuable upon exercise of the warrants;
●	if applicable, a discussion of certain U.S. federal income tax considerations; and
●	any other terms of such warrants, including terms, procedures and limitations relating to the exchange and exercise of such warrants.

We and the warrant agent may amend or supplement the warrant agreement for a series of warrants without the consent of the holders of the warrants issued thereunder to effect changes that are not inconsistent with the provisions of the warrants and that do not materially and adversely affect the interests of the holders of the warrants.

Each warrant will entitle the holder to purchase for cash such common stock or preferred stock at the exercise price or such principal amount of debt securities as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the warrants offered thereby. Warrants may be exercised as set forth in the prospectus supplement beginning on the date specified therein and continuing until the close of business on the expiration date set forth in the prospectus supplement. After the close of business on the expiration date, unexercised warrants will become void.

Upon receipt of payment and a warrant certificate properly completed and duly executed at the corporate trust office of the warrant agent or any other office indicated in the prospectus supplement, we will, as soon as practicable, forward the securities purchasable upon such exercise. If less than all of the warrants represented by such warrant certificate are exercised, a new warrant certificate will be issued for the remaining warrants. If we so indicate in the applicable prospectus supplement, holders of the warrants may surrender securities as all or part of the exercise price for warrants.

Prior to exercising their warrants, holders of warrants will not have any of the rights of holders of the securities purchasable upon such exercise, including, in the case of warrants to purchase debt securities, the right to receive principal, premium, if any, or interest payments, on the debt securities purchasable upon exercise or to enforce covenants in the applicable indenture or, in the case of warrants to purchase common stock or preferred stock, the right to receive dividends or other distributions, if any, or payments upon our liquidation, dissolution or winding up or to exercise any voting rights.

Under the 1940 Act, we may generally only offer warrants provided that (a) the warrants expire by their terms within ten years, (b) the exercise or conversion price is not less than the current market value at the date of issuance, (c) our stockholders authorize the proposal to issue such warrants, and a majority of our directors who have no financial interest in the issuance and a majority of our independent directors approves such issuance on the basis that the issuance is in the best interests of us and our stockholders and (d) if the warrants are accompanied by other securities, the warrants are not separately transferable unless no class of such warrants and the securities accompanying them has been publicly distributed. The 1940 Act also provides that the amount of our voting securities that would result from the exercise of all outstanding warrants, as well as options and rights, at the time of issuance may not exceed 25% of our outstanding voting securities.

Warrants or Rights, Called Title		warrants
Subscription Rights [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Other Security, Title [Text Block]		SUBSCRIPTION RIGHTS
Other Security, Description [Text Block]

DESCRIPTION OF OUR SUBSCRIPTION RIGHTS

The following is a general description of the terms of the subscription rights we may issue from time to time. Particular terms of any subscription rights we offer will be described in the prospectus supplement relating to such subscription rights. We will not offer transferable subscription rights to our stockholders at a price equivalent to less than the then-current net asset value per share of common stock, taking into account underwriting commissions and discounts, unless we first file a post-effective amendment that is declared effective by the SEC with respect to such issuance. The 1940 Act also generally provides that the amount of voting securities that would result from the exercise of subscription rights, as well as warrants, options and any other rights, at the time of issuance may not exceed 25% of our outstanding voting securities.

We may issue subscription rights to our stockholders to purchase common stock. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with any subscription rights offering to our stockholders, we may enter into a standby underwriting, backstop or other arrangement with one or more persons pursuant to which such persons would purchase any offered securities remaining unsubscribed for after such subscription rights offering. In connection with a subscription rights offering to our stockholders, we would distribute certificates evidencing the subscription rights and a prospectus supplement to our stockholders on the record date that we set for receiving subscription rights in such subscription rights offering. Our common stockholders will indirectly bear all of the expenses incurred by us in connection with any subscription rights offerings, regardless of whether any common stockholder exercises any subscription rights.

A prospectus supplement will describe the particular terms of any subscription rights we may issue, including the following:

●	the period of time the offering would remain open (which shall be open a minimum number of days such that all record holders would be eligible to participate in the offering and shall not be open longer than 120 days);
●	the title and aggregate number of such subscription rights;
●	the exercise price for such subscription rights (or method of calculation thereof);
●	the currency or currencies, including composite currencies, in which the price of such subscription rights may be payable;
●	if applicable, the designation and terms of the securities with which the subscription rights are issued and the number of subscription rights issued with each such security or each principal amount of such security;
●	the ratio of the offering (which, in the case of transferable rights, will require a minimum of three shares to be held of record before a person is entitled to purchase an additional share);
●	the number of such subscription rights issued to each stockholder;
●	the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;
●	the date on which the right to exercise such subscription rights shall commence, and the date on which such right shall expire (subject to any extension);
●	if applicable, the minimum or maximum number of subscription rights that may be exercised at one time;
●	the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;
●	any termination right we may have in connection with such subscription rights offering;
●	the terms of any rights to redeem, or call such subscription rights;
●	information with respect to book-entry procedures, if any;
●	the terms of the securities issuable upon exercise of the subscription rights;
●	the material terms of any standby underwriting, backstop or other purchase arrangement that we may enter into in connection with the subscription rights offering;
●	if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights; and
●	any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Each subscription right will entitle the holder of the subscription right to purchase for cash or other consideration such amount of shares of common stock at such subscription price as shall in each case be set forth in, or be determinable as set forth in, the prospectus supplement relating to the subscription rights offered thereby. Subscription rights may be exercised as set forth in the prospectus supplement beginning on the date specified therein and continuing until the close of business on the expiration date for such subscription rights set forth in the prospectus supplement. After the close of business on the expiration date, all unexercised subscription rights will become void.

Upon receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the prospectus supplement we will forward, as soon as practicable, the shares of common stock purchasable upon such exercise. If less than all of the rights represented by such subscription rights certificate are exercised, a new subscription certificate will be issued for the remaining rights. Prior to exercising their subscription rights, holders of subscription rights will not have any of the rights of holders of the securities purchasable upon such exercise. To the extent permissible under applicable law, we may determine to offer any unsubscribed offered securities directly to persons other than stockholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable prospectus supplement.

Warrants or Rights, Called Title		subscription rights
Note 4.250% [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				$ 475,000,000
Note 1.650% [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				500,000,000
Note 4.125% [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				470,000,000
Note 8.625% [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				250,000,000
Note 3.400% [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				1,000,000,000
Note 2.625% [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				400,000,000
Note 3.250% [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				500,000,000
Note 3.125% [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				750,000,000
Note 7.875% [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				400,000,000
Note 6.875% [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal				$ 600,000,000
Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Common Stock
Security Dividends [Text Block]		Distributions may be paid to the holders of our common stock if, as and when authorized by our board of directors and declared by us out of funds legally available therefor.
Security Voting Rights [Text Block]		Each share of our common stock is entitled to one vote on all matters submitted to a vote of stockholders, including the election of directors. Except as may be provided by our board of directors in setting the terms of classified or reclassified stock, the holders of our common stock will possess exclusive voting power. There will be no cumulative voting. As permitted by the MGCL, our charter provides that the presence of stockholders entitled to cast one-third of the votes entitled to be cast at a meeting of stockholders will constitute a quorum.
Security Liquidation Rights [Text Block]		In the event of our liquidation, dissolution or winding up, each share of our common stock will be entitled to share ratably in all of our assets that are legally available for distribution after we pay all debts and other liabilities and subject to any preferential rights of holders of our preferred stock, if any preferred stock is outstanding at such time.
Security Preemptive and Other Rights [Text Block]		Shares of our common stock have no preemptive, conversion or redemption rights and will be freely transferable, except where their transfer is restricted by federal and state securities laws or by contract.
Outstanding Security, Authorized [Shares]			750,000,000
Outstanding Security, Not Held [Shares]			280,066,433
Preferred Shares [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Security Title [Text Block]		Preferred Stock
Security Dividends [Text Block]

For any series of preferred stock that we may issue, our board of directors will determine and the prospectus supplement relating to such series will describe:

●	the designation and number of shares of such series;
●	the rate and time at which, and the preferences and conditions under which, any dividends or other distributions will be paid on shares of such series, as well as whether such dividends or other distributions are participating or non-participating;

Security Liquidation Rights [Text Block]		the rights and preferences, if any, of holders of shares of such series upon our liquidation, dissolution or winding up of our affairs
Security Liabilities [Text Block]		any limitations on our ability to pay dividends or make distributions on, or acquire or redeem, other securities while shares of such series are outstanding
Security Preemptive and Other Rights [Text Block]
●	any other relative powers, preferences and participating, optional or special rights of shares of such series, and the qualifications, limitations or restrictions thereof.

Preferred Stock Restrictions, Other [Text Block]		any conditions or restrictions on our ability to issue additional shares of such series or other securities